Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Assets and Other Liabilities [Abstract]
Disclosure of Other Assets and Other Liabilities [text block]

01 – Other Assets and Other Liabilities

in € m.	Dec 31, 2020	Dec 31, 2019
Brokerage and securities related receivables
Cash/margin receivables	58,714	49,147
Receivables from prime brokerage	41	15
Pending securities transactions past settlement date	2,752	1,687
Receivables from unsettled regular way trades	13,057	12,552
Total brokerage and securities related receivables	74,564	63,401
Debt Securities held to collect	12,587	24,292
Accrued interest receivable	1,656	2,614
Assets held for sale	6,097	4,976
Other	15,456	15,075
Total other assets	110,360	110,358

in € m.	Dec 31, 2020	Dec 31, 2019
Brokerage and securities related payables
Cash/margin payables	66,259	59,291
Payables from prime brokerage	271	6
Pending securities transactions past settlement date	1,612	1,588
Payables from unsettled regular way trades	11,668	10,402
Total brokerage and securities related payables	79,810	71,287
Accrued interest payable	1,740	2,420
Liabilities held for sale	9,850	9,650
Lease liabilities	3,974	3,281
Other	18,834	21,327
Total other liabilities	114,208	107,964

For further details on the assets and liabilities held for sale, please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale”.